Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	639,745
Proposed Maximum Offering Price per Unit	75.11
Maximum Aggregate Offering Price	$ 48,051,246.95
Fee Rate	0.01476%
Amount of Registration Fee	$ 7,092.36
Offering Note	(1) This Registration Statement registers 639,745 shares of common stock, $0.0001 par value per share ("Common Stock"), of Stride, Inc. (the "Registrant") that may be issued to participants pursuant to the Company's Amended and Restated 2016 Equity Incentive Award Plan (the "Plan"), resulting from the "recycling" provisions of the Plan, which provide that unissued shares of Common Stock subject to certain forfeited, canceled, terminated or expired equity awards, and shares of Common Stock delivered to, or retained by, the Company to satisfy applicable tax withholding obligations of certain equity awards, may be re-issued under the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock of the Registrant that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) and Rule 457(c) promulgated under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and the low price of Common Stock as reported on the New York Stock Exchange on August 1, 2024.